Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-42027
Entity Registrant Name	mF International Limited
Entity Address, Address Line One	2308, 23/F, The Center
Entity Address, Address Line Two	99 Queen's Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Central Index Key	0001940941
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Amendment Flag	false